Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill:
Carrying value at beginning of period	$ 907	$ 961
Exchange differences	(17)	(54)
Carrying value at end of period	890	907
Accumulated impairment
Changes in goodwill:
Carrying value at beginning of period	0
Carrying value at end of period	$ 0	$ 0